CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	34,568,689	34,568,689
Ordinary shares, shares outstanding	34,136,627	33,445,346
Treasury Stock, Common, Shares	1,755,803	1,177,499
Allowance for credit loss | ¥	¥ 13,845,960	¥ 12,573,550